Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

22.	Related party transactions
For the years ended December 31, 2020, 2021 and 2022, the transactions and balance amount due to/from related parties was as follows:
Transaction amount with related parties

	Year ended December 31,
	2020	2021	2022
Services provided by the Group
Advertising and marketing service provided to related parties (1)	250,875	40,263	2,451

	Year ended December 31,
	2020	2021	2022
Services received by the Group
Advertisement costs charged from a related party (2)	29,206	103,275	14,564
Gaming cost sharing charged from a related party (3)	1,845	11	—
Others advertising and promotional costs charged from a related party (4)	4,192	15,840	7,945

Balance amount with related parties

	As of
	December 31, 2021	December 31, 2022
Amount due from related parties (1)	259,863	48,802
Amount due to related parties (2)& (3)	6,928	592

(1)
For the years ended December 31, 2020, 2021 and 2022, the service fee of RMB250.9 million, RMB39.8 million and RMB2.5 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018.

As of December 31, 2021 and 2022, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB246.5 million and RMB48.8 million respectively.
Although the balance as of December 31, 2022 is overdue, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.

(2)
In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB29.2 million, RMB103.3 million and RMB14.6 million for the years ended December 31, 2020, 2021 and 2022, respectively.

(3)
In July 2019, the Company invested RMB3.0 million in a game developing company which the founder’s controlled entity has significant influence in. The investment was measured using the measurement alternative recorded at cost less any impairment since it does not have a readily determinable fair value. The investment was fully impaired as of December 31, 2021. (Note 6).

In 2019 the Group entered into a game cooperation agreement with this company and the Group is the principal in the arrangement. The total service fee represents the amount paid to this company in relation to the arrangement.

(4)
For the years ended December 31, 2020, 2021 and 2022, the service fee charged from related parties represented the expense charged from companies under common control of the founder which provided the Group advertising and marketing related promotion services.